financial instruments - Liquidity risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk
Total	CAD 22,459	CAD 21,221
Debt or equity securities pursuant to a shelf prospectus expiring April, 2018
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	1,200
Debt or equity securities pursuant to a shelf prospectus expiring December, 2016
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,200
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,401	2,215
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	103	103
Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	67	93
Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	19,762	18,822
Composite long-term debt
Liquidity risk
Total	19,876
Other
Liquidity risk
Contractual maturities, derivative liabilities		3
First year
Liquidity risk
Total	4,360	3,872
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,232	1,949
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	103	1
First year | Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	67	93
First year | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,928	1,832
First year | Other
Liquidity risk
Contractual maturities, derivative liabilities		3
2 years hence
Liquidity risk
Total	1,573	1,079
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	40	227
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		102
2 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,531	750
3 years hence
Liquidity risk
Total	1,501	1,514
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	19	16
3 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,480	1,498
4 years hence
Liquidity risk
Total	1,558	1,456
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	76	9
4 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,480	1,447
5 years hence
Liquidity risk
Total	1,933	1,720
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	18	9
5 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,913	1,711
Thereafter
Liquidity risk
Total	11,534	11,580
Thereafter | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	16	5
Thereafter | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	11,430	11,584
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,955)	(1,656)
Amounts to be exchanged, Pay	3,069	1,647
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	19,876	18,813
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,188)	(634)
Amounts to be exchanged, Pay	1,206	634
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(44)	(23)
Amounts to be exchanged, Pay	46	23
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(44)	(23)
Amounts to be exchanged, Pay	46	23
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(44)	(23)
Amounts to be exchanged, Pay	46	23
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(44)	(23)
Amounts to be exchanged, Pay	46	23
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,591)	(930)
Amounts to be exchanged, Pay	1,679	921
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(545)	(475)
Amounts to be exchanged, Pay	557	469
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(545)	(475)
Amounts to be exchanged, Pay	CAD 557	CAD 469